Investment Objectives and Goals - Tax-Exempt Fund of California	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Tax-Exempt Fund of California
Objective [Heading]	Investment objectives
Objective, Primary [Text Block]	The fund’s primary investment objective is to provide you with a high level of current income exempt from regular federal and California state income taxes.
Objective, Secondary [Text Block]	Its secondary objective is preservation of capital.